Acquisitions (Netcordia Acquisition, Unaudited Pro forma Information) (Details) (Netcordia [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Jul. 31, 2010
Netcordia [Member]
Business Acquisition [Line Items]
Pro forma net revenue	$ 108,097
Pro forma loss from operations	(466)
Pro forma net loss	$ (2,169)